Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property and Equipment
Schedule of property and equipment

	Depreciable
	Life	As of December 31,
	(In Years)	2015	2014
		(In thousands)
Equipment leased to customers	2-5	$3,439,254	$3,524,211
EchoStar XV	15	277,658	277,658
Satellites acquired under capital lease agreements	10-15	499,819	499,819
Furniture, fixtures, equipment and other	1-10	679,221	656,273
Buildings and improvements	1-40	85,547	84,129
Land	-	5,504	5,504
Construction in progress	-	34,793	18,355
Total property and equipment		5,021,796	5,065,949
Accumulated depreciation		(2,871,456)	(2,628,945)
Property and equipment, net		$2,150,340	$2,437,004

Schedule of construction in progress

	As of December 31,
	2015	2014
	(In thousands)
Software projects	$22,539	$16,353
Other	12,254	2,002
Total construction in progress	$34,793	$18,355

Schedule of depreciation and amortization expense

	For the Three Months		For the Six Months Ended
	Ended June 30,		Ended June 30,
	2016	2015	2016	2015
	(In thousands)
Equipment leased to customers	$197,352	$206,314	$378,003	$398,067
Satellites	15,262	15,261	30,523	30,522
Buildings, furniture, fixtures, equipment and other	16,349	15,673	32,691	32,554
Total depreciation and amortization	$228,963	$237,248	$441,217	$461,143

	For the Years Ended December 31,
	2015	2014	2013
	(In thousands)
Equipment leased to customers	$783,310	$810,945	$739,266
Satellites (1)	61,045	68,984	108,682
Buildings, furniture, fixtures, equipment and other	63,332	76,172	58,039
Total depreciation and amortization	$907,687	$956,101	$905,987

(1)	Depreciation and amortization expense decreased $40 million in 2014 as a result of the Satellite and Tracking Stock Transaction. See Note 4 and Note 15 for further information.

Schedule of Satellites

			Estimated
			Useful Life
			(Years)/
		Degree	Lease
	Launch	Orbital	Termination
Satellites	Date	Location	Date
Owned:
EchoStar XV	July 2010	61.5	15

Under Construction:
EchoStar XVIII	Second quarter 2016	110	15

Leased from EchoStar (1):
EchoStar VII (2)(3)	February 2002	119	June 2017
EchoStar IX	August 2003	121	Month to month
EchoStar X (2)(3)	February 2006	110	February 2021
EchoStar XI (2)(3)	July 2008	110	September 2021
EchoStar XII (3)	July 2003	61.5	September 2017
EchoStar XIV (2)(3)	March 2010	119	February 2023
EchoStar XVI (4)	November 2012	61.5	January 2017
Nimiq 5	September 2009	72.7	September 2019
QuetzSat-1	September 2011	77	November 2021

Leased from Other Third Party:
Anik F3	April 2007	118.7	April 2022
Ciel II	December 2008	129	January 2019

(1)	See Note 15 for further information on our Related Party Transactions with EchoStar.
(2)

On February 20, 2014, we entered into the Satellite and Tracking Stock Transaction with EchoStar pursuant to which, among other things, we transferred these satellites to EchoStar and lease back all available capacity on these satellites.  See Note 4 and Note 15 for further information.

(3)	We generally have the option to renew each lease on a year-to-year basis through the end of the useful life of the respective satellite.
(4)	We have the option to renew this lease for an additional six-year period. If we exercise our six-year renewal option, we have the option to renew this lease for an additional five years.

Schedule of FCC Authorizations

	As of December 31,
	2015	2014
	(In thousands)
DBS Licenses	$611,794	$611,794
MVDDS Licenses	24,000	24,000
Total	$635,794	$635,794